Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Recognized in Deferred Income Tax Expense (Recovery)	$ 0	$ 0
Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax liabilities, beginning balance	2,981	3,492
Recognized in Deferred Income Tax Expense (Recovery)	(231)	(474)
Recognized in Other Comprehensive Income	3	15
Foreign Currency Translation Adjustment	45	(52)
Recognized on Acquisitions	1,481	0
Deferred income tax liabilities, ending balance	$ 4,279	$ 2,981